Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Consolidated Statements of Income [Abstract]
Net sales	$ 11,709	$ 8,878	$ 7,869
Costs and expenses:
Cost of goods sold	9,301	7,259	6,438
Selling, general and administrative	850	583	480
Amortization of intangibles	300	194	154
Restructuring and transaction activities	79	(132)	36
Operating income	1,179	974	761
Other expense, net	31	155	25
Interest expense, net	435	329	259
Income before income taxes	713	490	477
Income tax expense	154	86	(19)
Net income	$ 559	$ 404	$ 496
Net income per share (refer to Note 13):
Basic (in dollars per share)	$ 4.22	$ 3.08	$ 3.77
Diluted (in dollars per share)	$ 4.14	$ 3.00	$ 3.67